Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 16,315	$ 15,391	$ 14,315	$ 20,505	$ 16,148	$ 12,865	$ 13,212	$ 11,222	$ 9,375	$ 9,450	$ 17,177
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		16,132	15,336	14,367	20,742	16,457	13,205	13,662	11,700	9,845	10,000	$ 16,855
Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value		16,878	15,961	14,884	21,378	16,873	13,473	13,873	11,823	9,890	10,000	$ 17,728
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		17,874	16,806	15,574	22,227	17,442	13,834	14,153	11,979	9,961	10,000	$ 18,889
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value		17,635	16,597	15,396	22,006	17,285	13,730	14,074	11,929	9,938	10,000	$ 18,621
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value		78,784	69,244	59,945	70,954	61,578	65,426	60,556	58,205	53,206	50,000	$ 87,805
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex-U.S. Index-NR
Accumulated Value		15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex-U.S. Index-NR
Accumulated Value		15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex-U.S. Index-NR
Accumulated Value		15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex-U.S. Index-NR
Accumulated Value		15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex-U.S. Index-NR
Accumulated Value		15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Accumulated Value		52,887	51,347	52,775	61,785	61,304	56,844	53,764	54,025	54,724	50,000	$ 55,215
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index-NR
Accumulated Value		16,093	14,471	12,390	14,460	11,097	11,286	11,587	10,890	9,247	10,000	$ 18,148
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index-NR
Accumulated Value		16,093	14,471	12,390	14,460	11,097	11,286	11,587	10,890	9,247	10,000	$ 18,148
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index-NR
Accumulated Value		16,093	14,471	12,390	14,460	11,097	11,286	11,587	10,890	9,247	10,000	$ 18,148
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index-NR
Accumulated Value		16,093	14,471	12,390	14,460	11,097	11,286	11,587	10,890	9,247	10,000	$ 18,148
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index-NR
Accumulated Value		16,093	14,471	12,390	14,460	11,097	11,286	11,587	10,890	9,247	10,000	$ 18,148
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												JP Morgan EMBI Global Diversified Index
Accumulated Value		65,196	59,712	56,138	69,543	66,798	64,870	58,453	58,411	55,608	50,000	$ 71,273
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											JP Morgan EMBI Global Diversified ex-GCC Index†
Accumulated Value		62,346	56,639	52,573	67,172	64,334	63,319	57,065	57,014	54,249	50,000	$ 68,672
JP Morgan GBI-EM Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												JP Morgan GBI-EM Broad Diversified Index
Accumulated Value		59,836	59,413	52,498	62,453	60,008	60,077	55,339	56,645	52,429	50,000	$ 66,080
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Accumulated Value		$ 65,448	$ 60,110	$ 58,189	$ 68,639	$ 65,749	$ 62,051	$ 56,591	$ 56,354	$ 53,617	$ 50,000	$ 70,130

[1]
†	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.